Disclosure of detailed information about decommissioning liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Decommissioning liabilities, beginning of period	$ 11,315	$ 15,592
Change in rehabilitation provision	3,320	(2,469)
Interest or accretion expense	935	830
Foreign exchange gain	506	(2,638)
Decommissioning liabilities, end of period	16,076	11,315
Mexico - Santa Elena [Member]
Statement [Line Items]
Decommissioning liabilities, beginning of period	2,107	2,622
Change in rehabilitation provision	356	(202)
Interest or accretion expense	176	139
Foreign exchange gain	91	(452)
Decommissioning liabilities, end of period	2,730	2,107
Mexico - La Encantada [Member]
Statement [Line Items]
Decommissioning liabilities, beginning of period	2,753	3,625
Change in rehabilitation provision	210	(446)
Interest or accretion expense	235	200
Foreign exchange gain	119	(626)
Decommissioning liabilities, end of period	3,317	2,753
Mexico - La Parrilla [Member]
Statement [Line Items]
Decommissioning liabilities, beginning of period	1,930	2,114
Change in rehabilitation provision	823	54
Interest or accretion expense	166	128
Foreign exchange gain	83	(366)
Decommissioning liabilities, end of period	3,002	1,930
Mexico - Del Toro [Member]
Statement [Line Items]
Decommissioning liabilities, beginning of period	1,861	2,757
Change in rehabilitation provision	445	(567)
Interest or accretion expense	159	146
Foreign exchange gain	80	(475)
Decommissioning liabilities, end of period	2,545	1,861
Mexico - San Martin [Member]
Statement [Line Items]
Decommissioning liabilities, beginning of period	1,289	2,434
Change in rehabilitation provision	1,028	(860)
Interest or accretion expense	116	135
Foreign exchange gain	55	(420)
Decommissioning liabilities, end of period	2,488	1,289
Mexico - La Guitarra [Member]
Statement [Line Items]
Decommissioning liabilities, beginning of period	1,110	1,625
Change in rehabilitation provision	458	(342)
Interest or accretion expense	83	82
Foreign exchange gain	41	(255)
Decommissioning liabilities, end of period	1,692	1,110
La Luz Silver Project [Member]
Statement [Line Items]
Decommissioning liabilities, beginning of period	265	415
Change in rehabilitation provision	0	(106)
Interest or accretion expense	0	0
Foreign exchange gain	37	(44)
Decommissioning liabilities, end of period	$ 302	$ 265